Summary of significant accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Contract revenue on uncompleted contracts as beginning balance	$ 4,022	$ 523
New contract awards during the year	5,621	9,044
Contract adjustment	30	252
Contract revenue recognized for the year	(5,834)	(5,797)
Backlog as ending balance	$ 3,839	$ 4,022